Other revenues Other revenues (Tables)	12 Months Ended
Dec. 31, 2014
Revenues [Abstract]
Other revenues	Related party other revenues comprise the following items:

	Year Ended December 31,
(In US$ millions)	2014	2013	2012
Related party other revenues	—	5.8	19.1
Total	—	5.8	19.1